Potentially Dilutive Securities (Detail) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Potentially Dilutive Securities Included in Computation of Earnings Per Share [Line Items]
Purchase common stock	4,543,879	4,455,231
Warrants to purchase common stock
Potentially Dilutive Securities Included in Computation of Earnings Per Share [Line Items]
Purchase common stock	4,455,231	4,455,231	4,455,231	4,455,231
Options to purchase common stock
Potentially Dilutive Securities Included in Computation of Earnings Per Share [Line Items]
Purchase common stock	88,648	0